Note 5 - Transactions With Related Parties (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 14, 2017
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction	$ 3,570	$ 1,199
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Controlling Interest, Ownership Percentage			90.00%
Affiliated Entity [Member] | Hulls S443 and S444 [Member]
Controlling Interest, Ownership Percentage			50.00%
Newbuilding Supervision Fee [Member] | Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction	$ 109	$ 491